FORM D

1257879

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

03028622

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Lobdell Capital Partners, LP

Filing under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED
AUG 01 2003
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Lobdell Capital Partners, LP

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1828 Broadway, Suite 501, San Francisco, CA 94109	**(415) 771-8373**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Limited Partnership engaged in seeking capital appreciation through investment.

SEC MAIL PROCESSING SECTION RECEIVED JUL 31 2003 WASH. D.C. 181

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify)
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: MONTH 0 4 YEAR 0 2 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two- letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

General Instructions

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on the ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general managing partners of partnership issuers; and
   - Each general and managing partnership of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Lobdell Capital Management, LLC
Full Name (Last name first, if individual)

1828 Broadway, Suite 501, San Francisco CA 94109
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Lobdell, Martin
Full Name (Last name first, if individual)

1828 Broadway, Suite 501 San Francisco CA 94109
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Lobdell, Wayne
Full Name (Last name first, if individual)

1828 Broadway, Suite 501 San Francisco CA 94109
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Answer also in Appendix, Column 2, if filing under ULOE.	☒	☐

2. What is the minimum investment that will be accepted from any individual? .... $ 250,000

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchases in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[Fl] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FI] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City , State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FI] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$100,000,000	$0
Other (Specify ____________________)	$0	$0
Total	$100,000,000	$0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$0
Non-accredited Investors	0	$0
Total (for filing under Rule 504 only)	0	$0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$0
Regulation A	N/A	$0
Rule 504	N/A	$0
Total	N/A	$0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$0
Printing and Engraving Costs	☒	$2,000
Legal Fees	☒	$20,000
Accounting Fees	☒	$8,000
Engineering Fees	☐	$0
Sales Commissions (specify finders' fees separately)	☐	$0
Other Expenses (identify) **Various blue sky filing fees**	☒	$5,000
Total	☒	$35,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $99,965,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C- Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees. . . . (See Exhibit A annexed hereto)	☒ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $99,965,000
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☒ $99,965,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Lobdell Capital Partners, LP	[signature]	7/30/03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Martin Lobdell	**Manager of General Partner of Issuer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

{LOBDEL~2.DOT}

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any disqualification provisions of such rule? Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Lobdell Capital Partners, LP	[signature]	7/30/03
Name of Signer (Print or Type)	Title (Print or Type)	
Martin Lobdell	**Manager of General Partner of Issuer**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item1)		Type of Security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Limited Partnership Interest**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA	X		100,000,000	2	201,437	0	0		X
CO									
CT									
DE									
DC									
FL									
GA	X		100,000,000	0	0	0	0		X
HI									
ID									
IL									
IN	X		100,000,000	1	109,894	0	0		X
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI	X		100,000,000	9	5,160,805	0	0		X
MN									
MS									
MO									

{LOBDEI~2.DOT}

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item1)		Type of Security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Limited Partnership Interest**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MT									
NE									
NV									
NH									
NJ									
NM									
NY	X		100,000,000	0	0	0	0		X
NC	X		100,000,000	0	0	0	0		X
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

{LOBDEL~2.DOT}

EXHIBIT A

The General Partner shall receive a performance allocation (the Performance Allocation") at the close of each year equal to twenty percent (20%) of the portion of the Partnership's annual net income (including realized and unrealized gains and net of the Management Fee) attributable to each Limited Partner, on the first business day of such year (or as such rate may be adjusted to reflect the portion of the year the Limited Partner held an Interest in the Partnership). The Performance Allocation shall also be subject to the high water mark provision discussed below. The Performance Allocation shall not include any change in the value of a security position held in a Side Pocket Account until such security is reallocated to the capital accounts of participating Partners.

The General Partner shall also receive a Performance Allocation upon any withdrawal by a Limited Partner, whether voluntary or involuntary, and upon dissolution of the Partnership. The Performance Allocation shall be in addition to the proportionate allocations of income and profits, or losses, to the General Partner and/or its affiliates based upon their capital accounts relative to the capital accounts of all Partners. The General Partner, in its sole discretion, may waive or reduce the Performance Allocation with respect to any Limited Partner for any period of time, or agree to apply a different Performance Allocation for that Limited Partner. The General Partner may, in its discretion, reallocate a portion of its Performance Allocation to certain Limited Partners.

The General Partner's Performance Allocation is subject to what is commonly known as a "high water mark" procedure. That is, if the Partnership has a net loss in any fiscal year, this loss will be carried forward as to each Limited Partner to future years (such amount is referred to as the "Loss Carryforward"). Whenever there is a Loss Carryforward for a Limited Partner with respect to a year, the General Partner will not receive a Performance Allocation from such Limited Partner for future year until the Loss Carryforward amount for such Limited Partner has been recovered (i.e., when the Loss Carryforward amount has been exceeded by the cumulative profits allocable to such Limited Partner for the year following the Loss Carryforward). Once the Loss Carryforward has been recovered, the General Partner's Performance Allocation shall be based on the excess profits (over the Loss Carryforward amount) as to each Limited Partner, rather than on all profits. The "high water mark" procedure prevents the General Partner from receiving a Performance Allocation as to profits that simply restore previous losses and is intended to ensure that each Performance Allocation is based on the long-term performance of an investment in the Partnership. When a Limited Partner withdraws capital, any Loss Carryforward will be adjusted downward in proportion to the withdrawal. The General Partner may agree with any Limited Partner to apply a different Loss Carryforward provision for such Limited Partner.

In consideration for the provision of administrative services, the Manager shall receive a management fee ("Management Fee") equal to 0.0833% per month (approximately 1.0% annually) of each Limited Partner's share of the Partnership's Net Worth. The Management Fee shall be payable monthly in advance and calculated as of the first day of each month. A pro rata Management Fee will be charged to Limited Partners on any amounts permitted to be invested during any month. The Manager, in its sole discretion, may waive or reduce the Management Fee with respect to one or more Limited Partners for any period of time, or agree to apply a different Management Fee for that Limited Partner.

Organizational Expenses. The Partnership shall pay or reimburse the General Partner and the Manager for all expenses related to organizing the Partnership, including but not limited to, legal and accounting fees, printing and mailing expenses and government filing fees (including blue sky filing fees). The Partnership intends to amortize organizational expenses over a period of sixty (60) months from the date the Partnership commences operations because it believes such treatment is more equitable than expensing the entire amount of the Partnership's organizational expenses in the Partnership's first year of operation, as required by U.S. generally accepted accounting principles.

Operating Expenses. The Partnership shall pay or reimburse the General Partner and the Manager for (A) all expenses incurred in connection with the ongoing offer and sale of Interests, including but not limited to marketing expenses, printing of the Memorandum and exhibits, documentation of performance and the admission of Limited Partners, (B) all operating expenses of the Partnership such as tax preparation fees, governmental fees and taxes, insurance, administrator fees, communications with Limited Partners, and ongoing legal, accounting, auditing, bookkeeping, consulting and other professional fees and expenses, (C) all Partnership trading and investment related costs and expenses (e.g. brokerage commissions, margin interest, expenses related to short sales, custodial fees and clearing and settlement charges), including research and travel, and (D) fees to protect or preserve any investment held by the Partnership, as determined in good faith by the General Partner, and all fees and other expenses incurred in connection with the investigation, prosecution or defense of any claims by or against the Partnership. The General Partner and the Manager, in their sole discretion, may from time to time pay for any of the foregoing Partnership organizational or operating expenses or waive

their right to reimbursement for any such expenses, as well as terminate any such voluntary payment or waiver of reimbursement.

General Partner's and Manager's Expenses. The General Partner and the Manager will pay their own general operating, administrative and overhead type expenses which are part of its day-to-day administration of the Partnership. However, the General Partner may use "soft dollar" commissions or a rebate by brokerage firms of commissions generated by Partnership securities transactions executed through those firms, to pay some or all of such operating, administrative and overhead expenses that the General Partner might otherwise have to bear or that otherwise provide benefits to the General Partner and its affiliates. For example, the General Partner may use "soft dollars" to pay expenses related to newswire and quotation equipment, data processing charges, periodical subscription fees, computer equipment and support, telephone and facsimile charges and equipment costs, television and cable services used for such research purposes, record-keeping services, consulting fees, issuer due diligence expenses, placement fees and other marketing costs, legal and accounting fees, office rent, office equipment and supplies, utilities, and employee benefits and salaries. These benefits may be available for use by the General Partner in connection with transactions in which the Partnership will not participate. The availability of these benefits may influence the General Partner to select one broker rather than another to perform services for the Partnership. Nevertheless, the General Partner will attempt to assure either that the fees and costs for services provided to the Partnership by brokers offering these benefits are reasonable in relation to the fees and costs charged by other equally capable brokers not offering such services or that the Partnership also will benefit from the services. See "BROKERAGE PRACTICES – Soft Dollar Arrangements."